Derivatives and Risk Management (Tables)	12 Months Ended
Jan. 03, 2015
Derivatives and Risk Management
Schedule of outstanding forward contracts

        As of January 3, 2015, the Company had the following outstanding forward contracts that were entered into to hedge the future payments of intercompany inventory transactions (in millions):

Functional Currency		Contract Currency
Type	Amount	Type	Amount
Euro	160.4	U.S. dollar	211.6
British pound	26.0	U.S. dollar	42.2
Canadian dollar	34.4	U.S. dollar	30.9
Japanese yen	2,865.0	U.S. dollar	26.8
Australian dollar	15.0	U.S. dollar	13.1
Mexican peso	164.3	U.S. dollar	12.0

Schedule of effective portion of gains and losses on derivative instruments recognized in other comprehensive income (loss), net of taxes

The effective portion of gains and losses on cash flow hedges that was recognized in other comprehensive income (loss), net of taxes during fiscal years 2014 and 2013 was (in thousands):

	For the Fiscal Year Ended January 3, 2015	For the Fiscal Year Ended December 28, 2013
Cash flow hedges:
Forward contracts	$22,927	$(1,391)
Interest rate swap	(2,159)	(1,031)

Total gain (loss) recognized in other comprehensive income (loss), net of taxes	$20,768	$(2,422)

Schedule of effective portion of gains and losses on derivative instruments designated and qualifying as cash flow hedges recorded in other comprehensive income (loss), net of taxes during the term of the hedging relationship and reclassified into earnings and gains and losses on derivatives not designated as hedging instruments recorded

The following table illustrates the effective portion of gains and losses on derivative instruments recorded in other comprehensive income (loss), net of taxes during the term of the hedging relationship and reclassified into earnings, and gains and losses on derivatives not designated as hedging instruments recorded directly to earnings during fiscal years 2014 and 2013 (in thousands):

	Consolidated Statements of Income and Comprehensive Income Location		For the Fiscal Year Ended January 3, 2015	For the Fiscal Year Ended December 28, 2013
Forward contracts designated as cash flow hedging instruments	Other income-net	Total gain (loss) reclassified from other comprehensive income (loss)	$5,856	$(246)

Forward contracts not designated as hedging instruments	Other income-net	Total gain (loss) recognized in income	$(148)	$567

Interest rate swap designated as a cash flow hedging instrument	Interest expense	Total gain loss reclassified from other comprehensive income (loss)	$(1,763)	$(925)

Schedule of fair value amounts for derivative instruments as separate asset and liability values on a gross basis and their location on condensed consolidated balance sheets

The following table discloses the fair value amounts for the Company's derivative instruments as separate asset and liability values, presents the fair value of derivative instruments on a gross basis, and identifies the line items in the consolidated balance sheets in which the fair value amounts for these categories of derivative instruments are included (in thousands):

	Asset Derivatives				Liability Derivatives
	January 3, 2015		December 28, 2013		January 3, 2015		December 28, 2013
	Consolidated Balance Sheets Location	Fair Value	Consolidated Balance Sheets Location	Fair Value	Consolidated Balance Sheets Location	Fair Value	Consolidated Balance Sheets Location	Fair Value
Forward contracts designated as cash flow hedging instruments	Prepaid expenses and and other current assets	$25,867	Prepaid expenses and other current assets	$3,289	Accrued expenses-other	$0	Accrued expenses-other	$7,651
Interest rate swap designated as a cash flow hedging instrument	Prepaid expenses and and other current assets	$0	Prepaid expenses and other current assets	0	Accrued expenses-other	2,157	Accrued expenses-other	2,783
Forward contracts designated as cash flow hedging instruments	Intangible and other assets-net	$1,802	Intangible and other assets-net	219	Other long-term liabilities	0	Other long-term liabilities	563
Interest rate swap designated as a cash flow hedging instrument	Intangible and other assets-net	$1,724	Intangible and other assets-net	4,307	Other long-term liabilities	357	Other long-term liabilities	1,693

Total		$29,393		$7,815		$2,514		$12,690